Risk management - Reconciliation gross carrying amount and statement of financial position (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Amounts held at Central Banks	€ 87,614	€ 106,520	€ 111,087
Loans and advances to banks	35,104	23,592	25,364
Financial assets at fair value through other comprehensive income	31,625	30,635
Securities at Amortised Cost	48,160	48,319
Loans and Advances to customers	644,893	625,122
Total assets	€ 976,834	€ 949,250	€ 933,891
Gross carrying amount | Stage 3
Disclosure of detailed information about financial instruments [line items]
Percentage of financial assets	1.20%	1.30%
Gross carrying amount | Stage 1
Disclosure of detailed information about financial instruments [line items]
Percentage of financial assets	91.50%	93.50%
Gross carrying amount | Stage 2
Disclosure of detailed information about financial instruments [line items]
Percentage of financial assets	7.30%	5.20%
Annual Improvements 2018-20 Amendments To IFRS9
Disclosure of detailed information about financial instruments [line items]
Amounts held at Central Banks	€ 87,614	€ 106,520
Loans and advances to banks	35,104	23,592
Securities at Amortised Cost	48,160	48,319
Loans and Advances to customers	644,893	625,122
Total on-balance (IFRS 9 eligible)	845,509	831,731
Annual Improvements 2018-20 Amendments To IFRS9 | Loans
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through other comprehensive income	643	838
Annual Improvements 2018-20 Amendments To IFRS9 | Debt securities
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through other comprehensive income	29,095	27,340
Annual Improvements 2018-20 Amendments To IFRS9 | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Amounts held at Central Banks	88,349	104,875
Loans and advances to banks	8,796	15,213
Securities at Amortised Cost	48,372	47,358
Loans and Advances to customers	642,678	622,327
Total on-balance (IFRS 9 eligible)	817,587	817,812
Guarantees and irrevocable facilities	150,068	134,122
Total assets	967,655	951,934
Annual Improvements 2018-20 Amendments To IFRS9 | Gross carrying amount | Loans
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through other comprehensive income	640	837
Annual Improvements 2018-20 Amendments To IFRS9 | Gross carrying amount | Debt securities
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through other comprehensive income	28,752	27,201
Annual Improvements 2018-20 Amendments To IFRS9 | Allowances for credit losses
Disclosure of detailed information about financial instruments [line items]
Amounts held at Central Banks	12	6
Loans and advances to banks	37	22
Securities at Amortised Cost	17	19
Loans and Advances to customers	5,984	5,274
Total on-balance (IFRS 9 eligible)	6,072	5,334
Guarantees and irrevocable facilities	29	34
Total assets	6,101	5,368
Annual Improvements 2018-20 Amendments To IFRS9 | Allowances for credit losses | Loans
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through other comprehensive income	1	1
Annual Improvements 2018-20 Amendments To IFRS9 | Allowances for credit losses | Debt securities
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through other comprehensive income	21	12
Annual Improvements 2018-20 Amendments To IFRS9 | -1170000000
Disclosure of detailed information about financial instruments [line items]
Amounts held at Central Banks	(1,170)	1,650
Loans and advances to banks	2,851	1,675
Loans and Advances to customers
Total on-balance (IFRS 9 eligible)	1,681	3,325
Annual Improvements 2018-20 Amendments To IFRS9 | Reverse Repurchase transactions
Disclosure of detailed information about financial instruments [line items]
Loans and advances to banks	19,395	3,403
Loans and Advances to customers	1,306	1,487
Total on-balance (IFRS 9 eligible)	20,701	4,890
Annual Improvements 2018-20 Amendments To IFRS9 | Cash collateral
Disclosure of detailed information about financial instruments [line items]
Loans and advances to banks	3,679	3,287
Loans and Advances to customers	4,176	3,178
Total on-balance (IFRS 9 eligible)	7,855	6,466
Annual Improvements 2018-20 Amendments To IFRS9 | Other
Disclosure of detailed information about financial instruments [line items]
Amounts held at Central Banks	448	1
Loans and advances to banks	420	36
Securities at Amortised Cost	(195)	980
Loans and Advances to customers	2,717	3,404
Total on-balance (IFRS 9 eligible)	3,758	4,574
Annual Improvements 2018-20 Amendments To IFRS9 | Other | Loans
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through other comprehensive income	4	3
Annual Improvements 2018-20 Amendments To IFRS9 | Other | Debt securities
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through other comprehensive income	€ 364	€ 150